Convertible Loans	12 Months Ended
May 31, 2017
Convertible Loans [Abstract]
CONVERTIBLE LOANS

NOTE 9 - CONVERTIBLE LOANS

On February 16, 2016, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan was $40,000 with an original issue discount of $4,000 and carries an interest rate of 8% per annum. It became due and payable with accrued interest on February 16, 2017. The Company had the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. On July 14, 2016, the Company repaid the $40,000 of principal, $1,307 of accrued interest and a $20,965 early payment penalty. As a result of repayment of the note the Company recognized the remaining debt discount of $2,833. The Company repaid the note prior to when the convertible feature was effective; therefore, there are no derivatives related to the embedded conversion feature.

On April 19, 2016, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan was $30,000 with an original issue discount of $3,500 and carried an interest rate of 8% per annum. It becomes due and payable with accrued interest on April 19, 2017. Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate is at a discount of 48% applied to the lowest price for ten days prior to the actual date of conversion. The company bifurcated the conversion feature and accounted for it as a derivative liability. On October 19, 2016, the Company recorded the derivative liability at its fair value of $38,586 based on the Black Scholes Merton pricing model and a corresponding debt discount of $26,500 to be amortized utilizing the interest method of accretion over the term of the note. On November 1, 2016, $4,004 of principle was converted into 154,000 shares of common stock. Due to the conversion within the terms of the agreement, no gain or loss was recognized. At the time of conversion, the Company valued the derivative at $91,172 resulting in a loss on the change in the fair value of $52,586. During the third quarter the remaining principal and accrued interest of $25,996 and $1,511, respectively, were fully converted into 19,262,747 shares of common stock resulting in the immediate amortization of the remaining debt discount of $25,736 and a $107,480 credit to additional paid in capital.

On May 9, 2016, the Company issued a Convertible Redeemable Note in favor of Adar Bays, LLC. The principal amount of the loan was $30,000 and carried an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 9, 2017. Adar Bays, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 48% applied to the lowest price for fifteen days prior to the actual date of conversion. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $108,800 based on the Black Scholes Merton pricing model and a corresponding debt discount of $30,000 to be amortized utilizing the interest method of accretion over the term of the note. On November 28, 2016, $3,000 of principal was converted into 229,850 shares of common stock. Due to the conversion within the terms of the agreement, no gain or loss was recognized. At the time of conversion, the Company valued the derivative at $40,273 resulting in a gain on the change in the fair value of $8,331. During the third quarter the remaining principal and accrued interest of $27,000 and $1,453, respectively, were fully converted into 22,030,353 shares of common stock resulting in the immediate amortization of the remaining debt discount of $13,159 and a $105,878 credit to additional paid in capital.

On May 9, 2016, the Company issued a Convertible Redeemable Note in favor of Eagle Equities, LLC. The principal amount of the loan was $30,000 and carried an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 9, 2017. Eagle Equities, LLC. had the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate is at a discount of 48% of the lowest trading price for fifteen days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $108,800 based on the Black Scholes Merton pricing model and a corresponding debt discount of $30,000 to be amortized utilizing the interest method of accretion over the term of the note. During the third quarter principal and accrued interest of $30,000 and $1,459, respectively, were fully converted into 16,845,031 shares of common stock resulting in the immediate amortization of the remaining debt discount of $13,151 and a $143,634 credit to additional paid in capital.

On May 10, 2016, the Company issued a Convertible Promissory Note in favor of Auctus Fund, LLC. The principal amount of the loan was $77,750 with an original issue discount of $6,750 and carried an interest rate of 8% per annum. It becomes due and payable with accrued interest on May 10, 2017. Auctus Fund, LLC. had the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 48% of the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $261,774 based on the Black Scholes Merton pricing model and a corresponding debt discount of $77,750 to be amortized utilizing the interest method of accretion over the term of the note. During the third quarter principal and accrued interest of $77,750 and $605, respectively, were fully converted into 43,741,990 shares of common stock resulting in the immediate amortization of the remaining debt discount of $20,282 and a $467,591 credit to additional paid in capital.

On June 2, 2016, the Company issued a Convertible Promissory Note in favor of JSJ Investments Inc. The principal amount of the loan was $55,000, with an original issue discount of $3,000, a payment of $2,000 in loan fees and it carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on June 2, 2017. JSJ Investments, Inc. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $167,895 based on the Black Scholes Merton pricing model and a corresponding debt discount of $55,000 to be amortized utilizing the interest method of accretion over the term of the note. During the third quarter principal and accrued interest of $55,000 and $2,395, respectively, were fully converted into 32,463,378 shares of common stock resulting in the immediate amortization of the remaining debt discount of $34,554 and a $190,914 credit to additional paid in capital.

On June 14, 2016, the Company issued a Convertible Promissory Note in favor of Black Forest Capital LLC. The principal amount of the loan was $80,000, with an original issue discount of $8,000, a payment of $2,000 for loan fees and it carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on June 14, 2017. Black Forest Capital, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 48% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $228,110 based on the Black Scholes Merton pricing model and a corresponding debt discount of $80,000 to be amortized utilizing the interest method of accretion over the term of the note. During the third quarter principal and accrued interest of $80,000 and $3,254, respectively, were fully converted into 55,208,045 shares of common stock resulting in the immediate amortization of the remaining debt discount of $42,959 and a $396,470 credit to additional paid in capital.

On December 28, 2016, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan is $46,000 with an original issue discount of $6,000 and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on December 28, 2017. Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 45% applied to the lowest trading price for fifteen days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 130% interest and 91 days through 180 for a cash payment of the principal plus 150% interest. The Company cannot prepay any amount outstanding after 180. As of May 31, 2017, $1,575 of the debt discount has been amortized to interest expense.

On March 20, 2017, the Company issued a Convertible Promissory Note in favor of Crown Bridge Partners, LLC. The principal amount of the loan is $114,000 with an original issue discount of $14,000 and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on March 20, 2018.Crown Bridge Partners, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, after 180 days. The conversion rate will be at a discount of 43% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 125% interest and 91 days through 180 for a cash payment of the principal plus 135% interest. The Company cannot prepay any amount outstanding after 180 days. As of May 31, 2017, $1,799 of the debt discount has been amortized to interest expense.

On March 27, 2017, the Company issued a Convertible Promissory Note in favor of JSJ Investments, Inc. The principal amount of the loan is $125,000 with an original issue discount of $9,250 and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on December 22, 2017. JSJ Investments, Inc. has the option to convert the Note plus accrued interest into common shares of the Company at any time. The conversion rate will be at a discount of 40% applied to the three lowest trading prices for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 135% interest and 91 days through 180 for a cash payment of the principal plus 145% interest. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $204,373 based on the Black Scholes Merton pricing model and a corresponding debt discount of $125,000 to be amortized utilizing the interest method of accretion over the term of the note. As of May 31, 2017, the Company fair valued the derivative at $199,080 resulting in a gain on the change in the fair value of $5,293. In addition, $29,545 of the debt discount has been amortized to interest expense. As of May 31, 2017, $1,781 of the debt discount has been amortized to interest expense.

On April 4, 2017, the Company issued a Convertible Promissory Note in favor of Auctus, Fund, LLC. The principal amount of the loan is $145,000 with an original issue discount of $15,000 and carries an interest rate of 8% per annum. It becomes due and payable with accrued interest on December 22, 2017. Auctus Fund, LLC. has the option to convert the Note plus accrued interest into common shares of the Company, at any time. The conversion rate will be at a discount of 40% applied to the lowest trading price for ten days prior to the actual date of conversion. The Company has the right to prepay any part of the loan plus accrued interest up to 90 days from the issue date, subject to a cash payment of the principal plus 125% interest and 91 days through 180 for a cash payment of the principal plus 140% interest. The Company cannot prepay any amount outstanding after 180 days. The company bifurcated the conversion feature and accounted for it as a derivative liability. The Company recorded the derivative liability at its fair value of $257,720 based on the Black Scholes Merton pricing model and a corresponding debt discount of $145,000 to be amortized utilizing the interest method of accretion over the term of the note. As of May 31, 2017, the Company fair valued the derivative at $250,895 resulting in a gain on the change in the fair value of $6,825. In addition, $30,955 of the debt discount has been amortized to interest expense. As of May 31, 2017, $1,811 of the debt discount has been amortized to interest expense.

A summary of outstanding convertible notes as of May 31, 2017 and 2016 is as follows:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	5/31/2016	Additions	Repayments / Conversions	Principal Balance 5/31/2017
Crown Bridge Partners, LLC	2/16/2016	2/16/2017	8%	$40,000	-	($40,000)	$ -
Crown Bridge Partners, LLC	4/19/2016	4/19/2017	8%	30,000	-	(30,000)	-
Adar Bays, LLC	5/9/2016	5/9/2017	8%	30,000	-	(30,000)	-
Eagle Equities, LLC	5/9/2016	5/9/2017	8%	30,000	-	(30,000)	-
Auctus Fund, LLC	5/10/2016	2/10/2017	8%	77,750	-	(77,750)	-
Crown Bridge Partners, LLC	12/28/2016	12/28/2017	8%	-	46,000	-	46,000
JSJ Investments, Inc.	6/2/2016	2/26/2017	8%	-	55,000	(55,000)	-
Black forest Capital, LLC	6/14/2016	6/14/2017	8%	-	80,000	(80,000)	-
Crown Bridge Partners, LLC	3/20/2017	03/20/2018	8%	-	114,000	-	114,000
JSJ Investments, Inc.	3/27/2017	12/22/2017	8%	-	125,000	-	125,000
Auctus Fund,,LLC	4/4/2017	12/30/2017	8%	-	145,000	-	145,000
Total				207,750	565,000	(342,750)	430,000
Less debt discount				(134,148)	-	-	(237,608)
				$73,602	565,000	(342,750)	192,392

A summary of the activity of the derivative liability for the notes above is as follows:

Balance at May 31, 2015	$-
Increase to derivative due to new issuances	479,374
Derivative (gain) due to mark to market adjustment	(128,333)
Balance at May 31, 2016	351,041
Increase to derivative due to new issuances	896,686
Decrease due to debt settlement	(1,117,070)
Derivative loss due to mark to market adjustment	319,318
Balance at May 31, 2017	$449,975

A summary of quantitative information about significant unobservable inputs (Level 3 inputs) used in measuring the Company’s derivative liabilities that are categorized within Level 3 of the fair value hierarchy for the year ended May 31, 2017 is as follows:

Inputs	May 31, 2017	Initial Valuation
Stock price	$.0074	$.02 – .0258
Conversion price	$.004	$.01 – .013
Volatility (annual)	291.5%	283% - 285.85%
Risk-free rate	1.08%	.955% - .975%
Years to maturity	.58	.75

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s management